INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
Intangible Assets [Abstract]
Disclosure of Detailed Information about Intangible Assets

Intangible assets by class	Useful life (in years)
Trademarks	Indefinite
Management contracts	25
Customer relationships	22
Other	4 to 88
The following table presents the components of the partnership’s intangible assets as of December 31, 2023 and December 31, 2022:

(US$ Millions)	Dec. 31, 2023	Dec. 31, 2022
Cost	$1,138	$1,017
Accumulated amortization	(84)	(51)
Balance, end of year	$1,054	$966

The following table presents a roll forward of the partnership’s intangible assets December 31, 2023 and December 31, 2022:

(US$ Millions)	Dec. 31, 2023	Dec. 31, 2022
Balance, beginning of year	$966	$964
Acquisitions	9	5
Disposals	1	—
Amortization	(29)	(8)
Manager Reorganization(1)	—	108
Acquisition of Foreign Investments(1)	60	—
Foreign currency translation	49	(103)
Impact of deconsolidation due to loss of control and other(1)	(2)	—
Balance, end of year	$1,054	$966
(1)See Note 32, Related Parties for further information on the Manager Reorganization and Acquisition of Foreign Investments.